Transferred financial assets that are derecognized in their entirety with continuing involvement (Narrative) (Detail 1.1) - Securitisations [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Fair Value Of Assets Representing Continuing Involvement In Derecognised Financial Assets	$ 6	$ 8
Income From Continuing Involvement In Derecognised Financial Assets	3	4
Expense From Continuing Involvement In Derecognised Financial Assets Cumulatively Recognised	1,198	1,200
Maximum Exposure To Loss From Continuing Involvement	10	15
UBS AG
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Fair Value Of Assets Representing Continuing Involvement In Derecognised Financial Assets	6	8
Income From Continuing Involvement In Derecognised Financial Assets	3	4
Expense From Continuing Involvement In Derecognised Financial Assets Cumulatively Recognised	1,198	1,200
Maximum Exposure To Loss From Continuing Involvement	$ 10	$ 15